Statement of Cash flows (Details 2) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025		Dec. 31, 2024
Adjustments for income and expenses
Depreciation	₩ 67,358	₩ 39,475	₩ 222,589		₩ 335,918
Reversal of allowance for doubtful accounts	(287,100)			[1],[2]	(489,720)	[1],[2]
Losses on valuation of derivatives			6,281		5,802
Gains on valuation of derivatives			(461,422)		(673,637)
Losses on foreign currency translation			2,145		661
Gains on foreign currency translation			6,350		9,162
Interest expenses			798,129		1,050,584
Interest income			230,557		193,012
Losses on bond redemption			69,890		283,780
Changes in assets and liabilities
Other non-current assets			41,579		41,579
Prepaid expenses			5,130		18,457
Prepayments			₩ (83,673)
Income and expenses from operating activities [Member]
Adjustments for income and expenses
Depreciation	102,318	120,114
Amortization	1,167	1,136
Other bad debt expenses	65,379	62,266
Reversal of allowance for doubtful accounts	(287,100)
Losses on valuation of derivatives	57,213
Gains on valuation of derivatives	(117,845)	(309,333)
Losses on foreign currency translation	66,412	4,530
Gains on foreign currency translation	(4,899)	(20,439)
Gains on Long-term investment securities	(3,560)
Interest expenses	351,045	385,423
Interest income	(109,493)	(121,109)
Losses on bond redemption	12	17,292
Gains on disposition of property and equipment	(1,125)
Severance benefits	117,057	119,073
Subtotal	236,581	258,953
Changes in assets and liabilities
Other non-current assets
Other current non-financial liabilities	434,653	201,577
Accounts receivable - other, net	(16,648)	107,777
Prepaid expenses	21,383	25,748
Prepayments	(660)	(94,192)
Liabilities due to benefits paid	(40,601)	(61,566)
Subtotal	398,127	179,344
Total	₩ 634,708	₩ 438,297

[1]	The net amount of VAT refund receivable from, or payable to, the taxation authority is included as part of receivables or payables in the statement of financial position.
[2]	The net amount of VAT refund receivable from, or payable to, the taxation authority is included as part of receivables or payables in the statement of financial position.